TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 12:- TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax:

The Company elected to apply the Preferred Enterprise regime under the Law for the Encouragement of Capital Investment (the “Investment Law”). Under the Preferred Enterprise regime, the Company’s entire preferred income is subject to tax rate of 16% from 2014 and thereafter. The election is irrevocable.

Income not eligible for Preferred Enterprise benefits are taxed at a regular rate, as follows: 2016 – 25% and for 2015 and 2014 – 26.5%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

Among other changes, the new Law includes, Amendment 73 to the Investment Law (“Amendment 73”). Amendment 73 prescribes special tax tracks for technological enterprises. One of the tracks is for Technological preferred enterprise—an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property. The special tax tracks under Amendment 73 are subject to rules that are expected to be issued by the Minister of Finance. As of April 28, 2017, the rules have not been issued.

Since definitive criteria to determine the tax benefits had not yet been established as of December 31, 2016, it cannot be concluded that the legislation in respect of technological enterprises had been enacted as of that date. Accordingly, the above changes in the tax rates relating to technological enterprises were not taken into account in the computation of deferred taxes as of December 31, 2016.

Prior to 2012, most of the Company’s income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company will be subject to corporate reduced tax rates ordinarily applicable to such income under the Investment Law.

Reduced income under the Investment Law including the Preferred Enterprise Regime will be freely distributable as dividends, subject to a 15%-20% withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend from Preferred Income to an Israeli company, no withholding tax will be remitted.

Pursuant to a temporary tax relief initiated by the Israeli government, a company that elected by November 11, 2013 to pay a reduced corporate tax rate as set forth in the temporary tax relief with respect to undistributed exempt income generated under the Investment Law accumulated by the company until December 31, 2011 (“Trapped Earnings”) is entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over five-year period. A company that has elected to apply the temporary tax relief cannot withdraw from its election.

On November 11, 2013, Check Point Ltd. reached a settlement agreement with the Israeli Tax Authorities (“ITA”) which provided (i) the full settlement of all disputes with the ITA with respect to the for tax years 2002 through 2011, and (ii) the release of all the Company’s Trapped Earnings through the year ended December 31, 2011. In accordance with the Investments Law and the temporary tax relief, the Company is obligated to invest approximately $ 111,000 during five years period in the following forms (i) production assets (as defined therein), (ii) research and development activities in Israel and/or (iii) employment payments for new employees (other than office holders) added after 2011. Any amount not invested in the five years period, should be paid at the end of the 5 years, linked to the Israeli CPI and bears 4% annual interest since the election date.

In December 2016, Check Point Ltd. reached a settlement agreement with the ITA for tax years 2012 through 2015.

2.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, Check Point Ltd. calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into New Israeli Shekels according to the exchange rate as of December 31st of each year.

b.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely. Undistributed earnings of foreign subsidiaries that are considered to be permanently reinvested amounted to $ 217,045 and unrecognized deferred tax liability related to such earning amounted to $ 37,282 as of December 31, 2016.

c.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2016 and 2015, the Company’s deferred taxes were in respect of the following:

	December 31,
	2016	2015
Carry forward tax losses	$188,301	$191,561
Employee stock based compensation	30,835	27,517
Other	81,959	60,887

Deferred tax assets before valuation allowance	301,095	279,965
Valuation allowance	(181,947)	(192,332)

Deferred tax asset	119,148	87,633

Intangible assets	(8,461)	(8,045)
Undistributed earnings of subsidiary	(9,925)	(11,435)
Other	(13)	(2,682)

Deferred tax liability	(18,399)	(22,162)

Deferred tax asset, net	$100,749	$65,471

The Company’s subsidiaries in the U.S. have provided valuation allowance in respect of deferred tax assets resulting from carry forward of net operating loss related to excess tax benefits from options exercised prior to the adoption of ASC No. 718.

Through December 31, 2016, the U.S. subsidiaries had a U.S. federal loss carry-forward of approximately $501,047 expiring beginning 2020, mainly resulting from tax benefits related to employees’ stock option exercises that can be carried forward and offset against taxable income. Excess tax benefits related to employee stock option exercises for which no compensation expense was recognized will be credited to additional paid-in capital when realized. Through December 31, 2016, the U.S. subsidiaries had a U.S. state net loss carry forward of approximately $139,768, which expire between fiscal 2017 and fiscal 2034, and are subject to limitations on their utilization. Through December 31, 2016, the U.S. subsidiaries had research and development tax credits of approximately $18,764, which expire between fiscal 2019 and fiscal 2035 and are subject to limitations on their utilization. Also refer to Note 2z.—Impact of recently issued accounting standards.

d.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2016	2015	2014
Domestic	$862,554	$817,164	$784,710
Foreign	34,118	56,626	45,106

	$896,672	$873,790	$829,816

e.	Taxes on income are comprised of the following:

	Year ended December 31,
	2016	2015	2014
Current	$194,149	$203,771	$182,537
Deferred	(22,324)	(15,847)	(12,292)

	$171,825	$187,924	$170,245

Domestic	$166,152	$170,883	$154,921
Foreign	5,673	17,041	15,324

	$171,825	$187,924	$170,245

	Year ended December 31,
	2016	2015	2014
Domestic taxes:
Current	$175,522	$175,828	$165,476
Deferred	(9,370)	(4,945)	(10,555)

	166,152	170,883	154,921

Foreign taxes:
Current	18,627	27,943	17,061
Deferred	(12,954)	(10,902)	(1,737)

	5,673	17,041	15,324

Taxes on income	$171,825	$187,924	$170,245

f.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2016	2015
Beginning balance	$284,108	$235,705
Increases related to tax positions taken during prior years	25,654	12,051
Decreases related to settlement agreements	(19,871)	—
Decreases related to expiration of statute of limitations	(5,356)	—
Increases related to tax positions taken during the current year	22,142	36,352

Ending balance	$306,677 *)	$284,108	*)

*)	As of December 31, 2016 and 2015 unrecognized tax benefit in an amounts of $6,141 and $893 were presented net from deferred tax asset.

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.

We adjust our unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires or when new information is available. There is a reasonable possibility that $ 43,661 out of our unrecognized tax benefit liability will be adjusted within 12 months due to the expiration of a statute of limitations.

During the years ended December 31, 2016, 2015 and 2014, the Company recorded $ 6,025, $ 7,534 and $ 6,214, respectively for interest expense related to uncertain tax positions. As of December 31, 2016 and 2015, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 21,051 and $ 17,413, respectively, which is included within income tax accrual on the balance sheets.

The Company’s U.S. subsidiaries file federal and state income tax returns in the U.S. All of the U.S subsidiaries’ tax years are subject to examination by the U.S. federal and most U.S. state tax authorities due to their carry-forward tax losses and overall credit carry-forward position, except for Check Point Inc. that the assessment statue period for tax years 2005 through 2011 have expired.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

g.	Reconciliation of the theoretical tax expenses:

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2016		2015		2014
Income before taxes as reported in the statements of income	$896,672		$873,790		$829,816

Statutory tax rate in Israel	25%		26.5%		26.5%
Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(5%	)	(7%	)	(5%	)
Others, net	(1%	)	2%		(1%	)

Effective tax rate	19.0%		21.5%		20.5%

*) Basic earnings per share amounts of the benefit resulting from the “Preferred Enterprise” status	$0.26		$0.31		$0.22

Diluted earnings per share amounts of the benefit resulting from the “Preferred Enterprise” status	$0.26		$0.30		$0.22